Income Tax (Details) - Schedule of Taxation Statement of Income - Foreign Tax Authority [Member]	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Condensed Financial Statements, Captions [Line Items]
Current tax	$ 886,191	$ 113,476	$ 512,429	$ 1,916,689
Deferred tax	(355,566)	(45,530)
Total income tax expense	$ 530,625	$ 67,946	$ 512,429	$ 1,916,689